Payables and Other Non-current Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Payables and Other Non-current Liabilities	Payables and other non-current liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Payables	1,850	1,913
Debt for spectrum acquisition	1,008	1,184
Payables to associates and joint ventures (Note 10)	433	236
Trade payables	163	318
Other payables	246	175
Other non-current liabilities	1,843	1,692
Contractual liabilities (Note 23)	813	778
Deferred revenue	91	126
Non-current tax payables	938	784
Long-term insurance and reinsurance contracts liabilities to associates and joint ventures (Note 10)	1	4
Total	3,693	3,605
"Non-currrent debt for spectrum acquisition" as of December 31, 2024 and December 31, 2023, is detailed below:

Millions of euros	12/31/2024	12/31/2023
Telefónica Spain	63	69
Telefónica Colombia	74	108
Telefónica Brazil	177	211
Telefónica Germany	690	791
Telefónica Uruguay	4	5
Total	1,008	1,184
The outstanding liabilities at December 31, 2024 from the acquisition of spectrum licenses by Telefónica Brazil in November 2021 amounted to 1,005 million Brazilian real (156 million euros) including 942 million Brazilian reais (146 million euros) classified as non-current. At December 31, 2023, outstanding liabilities amounted to 1,301 million Brazilian reais (243 million euros at closing exchange rate of 2023), including 949 million Brazilian reais (177 million euros at closing exchange rate of 2023) classified as non-current.
In June 2019 Telefónica Germany acquired a total of 90 MHz spectrum at a cost of 1,425 million euros. The Company, like the other auction participants, reached an agreement to defer payments in interest-free annual installments until 2030, instead of an upfront one-time payment (see Appendix VI). In 2024 and 2023, payments amounting to 108 million euros have been made each year (see Note 28). The current value of the debt at December 31, 2024 amounted to 797 million euros (898 million euros at December 31, 2023), 690 million euros have a maturity of more than twelve months (791 million euros at December 31, 2023).
Payments for financed licenses for the years 2024 and 2023 amounted to 210 and 245 million euros, respectively (see Note 28).
"Non-current tax payables" mainly includes balances of Telefónica Brasil regarding the rate of the Telecommunications Inspection Fund (Fistel) corresponding to the period 2020-2024 that jointly with the financial interest accrued amounted to 4,714 million Brazilian Reais (732 million euros) at December 31, 2024 (3,502 million Brazilian Reais, 655 million euros at December 31, 2023). Any payment with respect to this liability, according to the decisions of the Federal Regional Court of the First Region, is suspended.